Asset Acquisitions (Details) - Asset Acquisitions [Member]	Dec. 07, 2020 CAD ($)
Consideration paid:
Common shares issued	$ 16,666,666
Net assets acquired:
Unidentifiable assets	16,666,666
Fair value of net assets acquired	$ 16,666,666